Long Term Debt - Project Level Secured Term Loans - Indian Rupee Loans - Additional Information (Detail) ₨ in Thousands, $ in Thousands	1 Months Ended				2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended
	Sep. 30, 2017 INR (₨) MW	Sep. 30, 2017 USD ($)	Sep. 30, 2015 INR (₨) Installment MW	Dec. 31, 2013 INR (₨) Installment MW	Jun. 30, 2015 INR (₨) Installment MW	May 31, 2017 INR (₨) Installment MW	Jul. 31, 2017 INR (₨) Installment MW	Mar. 31, 2018 INR (₨) Installment MW	Mar. 31, 2018 INR (₨) Installment MW	Sep. 30, 2017 INR (₨) Installment MW	Mar. 31, 2018 INR (₨) MW	Mar. 31, 2018 INR (₨) Installment MW	Mar. 31, 2018 INR (₨) Installment MW	Mar. 31, 2018 USD ($) MW	Sep. 30, 2017 USD ($) MW	Jul. 31, 2017 USD ($) MW	May 31, 2017 USD ($) MW	Mar. 31, 2017 INR (₨)	Sep. 30, 2015 USD ($) MW	Jun. 30, 2015 USD ($) MW	Dec. 31, 2013 USD ($) MW
Debt Instrument [Line Items]
Long term debt, description											The Indian rupee loans are subject to certain financial and non-financial covenants. Financial covenants include cash flow to debt service ratio, indebtedness to net worth ratio, debt equity ratio, debt service coverage ratio, receivable to sales ratio and maintenance of debt service balances. As of March 31, 2018, the Company is in compliance with all such covenants.
Borrowings								₨ 53,108,823	₨ 53,108,823		₨ 53,108,823	₨ 53,108,823	₨ 53,108,823	$ 815,678				₨ 32,697,568
Long-term Debt [Member]
Debt Instrument [Line Items]
Unused commitments								₨ 3,398,601	₨ 3,398,601		₨ 3,398,601	₨ 3,398,601	₨ 3,398,601	$ 52,198
Secured Indian Rupee Term Loan - 1 [Member]
Debt Instrument [Line Items]
Borrowings				₨ 143,740																	$ 2,195
Capacity of solar power project | MW				2.5																	2.5
Interest rate				12.16%							12.15%
Weighted average interest rate				12.16%				12.15%	12.15%		12.15%	12.15%	12.15%	12.15%							12.16%
Number of repayment installments | Installment				29
Repayment of loan, commenced date											Jan. 15, 2014
Net carrying value of underlying collateral								₨ 135,245	₨ 135,245		₨ 135,245	₨ 135,245	₨ 135,245	$ 2,077
Secured Indian Rupee Term Loan - 2 [Member]
Debt Instrument [Line Items]
Borrowings					₨ 1,601,000															$ 24,188
Capacity of solar power project | MW					30															30
Interest rate											11.75%
Weighted average interest rate								11.75%	11.75%		11.75%	11.75%	11.75%	11.75%
Number of repayment installments | Installment					58
Repayment of loan, commenced date					Dec. 31, 2015
Net carrying value of underlying collateral								₨ 1,621,245	₨ 1,621,245		₨ 1,621,245	₨ 1,621,245	₨ 1,621,245	$ 24,900
Interest rate, percentage points added to the base rate					1.50%
Secured Indian Rupee Term Loan - 3 [Member]
Debt Instrument [Line Items]
Borrowings			₨ 1,233,000																$ 18,824
Capacity of solar power project | MW			28																28
Interest rate											11.00%
Weighted average interest rate								10.90%	10.90%		10.90%	10.90%	10.90%	10.90%
Number of repayment installments | Installment			72
Repayment of loan, commenced date			Oct. 01, 2016
Net carrying value of underlying collateral								₨ 1,373,521	₨ 1,373,521		₨ 1,373,521	₨ 1,373,521	₨ 1,373,521	$ 21,095
Secured Indian Rupee Term Loan - 4 [Member]
Debt Instrument [Line Items]
Borrowings	₨ 413,300									₨ 413,300					$ 6,237
Capacity of solar power project | MW	14									14					14
Interest rate											11.20%
Weighted average interest rate								10.77%	10.77%		10.77%	10.77%	10.77%	10.77%
Number of repayment installments | Installment										55
Repayment of loan, commenced date										Jun. 30, 2018
Net carrying value of underlying collateral								₨ 511,202	₨ 511,202		₨ 511,202	₨ 511,202	₨ 511,202	$ 7,851
Secured Indian Rupee Term Loan - 7 [Member]
Debt Instrument [Line Items]
Borrowings							₨ 2,067,000									$ 31,909
Capacity of solar power project | MW							50									50
Interest rate											11.25%
Weighted average interest rate								11.68%	11.68%		11.68%	11.68%	11.68%	11.68%
Number of repayment installments | Installment							63
Repayment of loan, commenced date							Sep. 30, 2018
Net carrying value of underlying collateral								₨ 2,695,407	₨ 2,695,407		₨ 2,695,407	₨ 2,695,407	₨ 2,695,407	$ 41,398
Secured Indian Rupee Term Loan - 8 [Member]
Debt Instrument [Line Items]
Borrowings								₨ 2,058,400	₨ 2,058,400		₨ 2,058,400	₨ 2,058,400	₨ 2,058,400	$ 31,614
Capacity of solar power project | MW								50	50		50	50	50	50
Interest rate											11.50%
Weighted average interest rate								11.50%	11.50%		11.50%	11.50%	11.50%	11.50%
Number of repayment installments | Installment								65
Repayment of loan, commenced date								Oct. 31, 2018
Net carrying value of underlying collateral								₨ 2,106,328	₨ 2,106,328		₨ 2,106,328	₨ 2,106,328	₨ 2,106,328	$ 32,350
Secured Indian Rupee Term Loan - 9 [Member]
Debt Instrument [Line Items]
Borrowings								₨ 538,100	₨ 538,100		₨ 538,100	₨ 538,100	₨ 538,100	$ 8,036
Capacity of solar power project | MW								10	10		10	10	10	10
Weighted average interest rate								11.25%	11.25%		11.25%	11.25%	11.25%	11.25%
Number of repayment installments | Installment													60
Repayment of loan, commenced date													Jun. 30, 2017
Net carrying value of underlying collateral								₨ 575,521	₨ 575,521		₨ 575,521	₨ 575,521	₨ 575,521	$ 8,839
Secured Indian Rupee Term Loan - 9 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate											10.35%
Secured Indian Rupee Term Loan - 9 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate											11.35%
Secured Indian Rupee Term Loan - 10 [Member]
Debt Instrument [Line Items]
Borrowings						₨ 3,800,000											$ 57,689
Capacity of solar power project | MW						100											100
Weighted average interest rate								10.86%	10.86%		10.86%	10.86%	10.86%	10.86%
Number of repayment installments | Installment						73
Repayment of loan, commenced date						Jun. 30, 2018
Net carrying value of underlying collateral								₨ 5,351,388	₨ 5,351,388		₨ 5,351,388	₨ 5,351,388	₨ 5,351,388	$ 82,190
Long-term debt refinanced amount	₨ 5,730,000	$ 89,586
Secured Indian Rupee Term Loan - 10 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate											10.35%
Secured Indian Rupee Term Loan - 10 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate											12.00%
Secured Indian Rupee Term Loan - 5 [Member]
Debt Instrument [Line Items]
Borrowings								₨ 1,437,300	₨ 1,437,300		₨ 1,437,300	₨ 1,437,300	₨ 1,437,300	$ 22,400
Capacity of solar power project | MW								40	40		40	40	40	40
Weighted average interest rate								10.55%	10.55%		10.55%	10.55%	10.55%	10.55%
Number of repayment installments | Installment									60
Net carrying value of underlying collateral								₨ 1,856,714	₨ 1,856,714		₨ 1,856,714	₨ 1,856,714	₨ 1,856,714	$ 28,517
Secured Indian Rupee Term Loan - 5 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate											10.55%
Secured Indian Rupee Term Loan - 5 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate											11.55%
Secured Indian Rupee Term Loan - 6 [Member]
Debt Instrument [Line Items]
Borrowings								₨ 375,000	₨ 375,000		₨ 375,000	₨ 375,000	₨ 375,000	$ 5,632
Capacity of solar power project | MW								7	7		7	7	7	7
Interest rate											11.25%
Weighted average interest rate								11.63%	11.63%		11.63%	11.63%	11.63%	11.63%
Number of repayment installments | Installment												63
Repayment of loan, commenced date												Dec. 31, 2017
Net carrying value of underlying collateral								₨ 403,003	₨ 403,003		₨ 403,003	₨ 403,003	₨ 403,003	$ 6,190